Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000049242
Average Annual Return [Line Items]
Average Annual Return, Percent		19.08%	9.30%	7.62%
Without Sales Load [Member] | C000005505
Average Annual Return [Line Items]
Average Annual Return, Percent		19.43%	9.58%	7.89%
Without Sales Load [Member] | C000244828
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
Without Sales Load [Member] | C000049243
Average Annual Return [Line Items]
Average Annual Return, Percent		18.76%	9.02%	7.35%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.73%	8.92%	7.21%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.73%	8.92%	7.21%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.63%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.73%	8.92%	7.21%